SHORT-TERM INVESTMENTS (Schedule Of Short-Term Investments) (Details) In Thousands, unless otherwise specified	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY
SHORT-TERM INVESTMENTS [Abstract]
Available-for-sale investments		15,575	17,648
Held to maturity investments			17,000
Equity method investments		8,000
Short-term investments	$ 3,784	23,575	34,648